                     IMPACT MANAGEMENT INVESTMENT TRUST

                             SEMIANNUAL REPORT
                              March 31, 1998

                           THE GROWTH PORTFOLIO

                   TABLE OF CONTENTS
SECTION                                             PAGE
A Message from Your Chairman                          1
A Letter from the Portfolio Manager                   2
Financial Highlights                                  3
Statement of Assets and Liabilities                   4
Schedule of Investments in Securities                 5
Statement of Operations                               6
Statement of Changes in Net Assets                    7
Notes to Financial Statements                         8

Dear Shareholders:

     The general trend and increased volatility of the U.S. stock market turned out as we expected for the first half of the fiscal year through March 31, 1998. With the Federal Reserve Board in a generally accomodative posture with regard to interest rates and money supply, the market averages continued to be strong. There are, however, some things that have occurred during this time which should not be overlooked. Most significantly was the stock market's ability to drop some 554 Dow Jones points in a single day, as triggered by a sell-off in the Asian markets that could be characterized as somewhat "out of the blue." In spite of the increased volatility, 1997 ended with consumer confidence at the highest level in 28 years. Not since 1969 had public been as optimistic about the general economic environment. It is important to remember that what followed in the stock market AFTER 1969 was a period of downward adjustment in equity prices that culminated at the "Watergate Bottom" in 1974. In a study published recently by the Investment Company Institute, 37.4% of U.S. households owned mutual funds in 1997. That percentage figure does not include those who own stocks or bonds directly rather than through mutual funds. The percentage of Americans involved in the stock market is at an all-time high.
     With these things in mind, Neal Jordan, Senior Portfolio Manager of Jordan American Holdings, Inc., the advisor to the Fund, continues to keep a strong eye on the exit.

                                       /s/Charles R. Clark
                                       Charles R. Clark
                                       Chairman

     My primary objective in managing the Impact Management Growth Portfolio is to attempt to control the Fund's assets in such a way that the Fund will be consistently the beneficiary of both bull and bear market trends.
     I believe that our proactive management of the Fund allows us to take full advantage of the Fund's range of investment policies as market conditions warrant, and allows us to remain poised to act quickly in response to changes in the trend of the market to benefit from major downward movements by the market, rather than being victimized by them.
     The times of highest potential in the stock market always follow important declines by the market. We believe that nothing in stock market investing is more important than taking maximum advantage of the major opportunities which are created when important bottoms are made and new rising trends follow.
     Our goal at all times is to remain in harmony with the long-term market trend, thereby benefiting from major movements in both directions. We expect 1998 to provide an excellent buying opportunity, followed by a powerfully rising trend in the two years approaching the Presidential Election in the year 2000.


                                       /s/W. Neal Jordan
                                       W. Neal Jordan
                                       Senior Portfolio Manager

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                             FINANCIAL HIGHLIGHTS

                                             Six Months
                                               Ended
                                              March 31,      June 17, 1997+ to
                                                1998            September 30,
                                             (Unaudited)             1997
Per Share Data*
   Investment income                         $       .11          $     .01
   Expenses                                         (.11)              (.01)
                                                --------           --------
   Net investment income (loss)                      .00                .00
   Distributions from net investment income         (.01)               .00
   Net realized and unrealized gain (loss)
    on investments                                  (.45)              (.08)
   Distributions from realized gains on
    investments                                      .00                .00
                                                --------           --------
   Net decrease in net asset value                  (.46)              (.08)

   Net asset value:
      Beginning of period                           9.92              10.00
                                                --------           --------
      End of period                          $      9.46          $    9.92
                                                ========           ========
Ratios and Supplemental Data
   Total return (not annualized)#                  (4.54)%             (.80)%
   Ratio of expenses to average net
    assets**#                                       2.25%              2.25%
   Ratio of net investment income to average
    net assets**#                                   0.00%              0.00%
   Portfolio turnover rate (not annualized)        76.01%              0.00%
   Average commission rate paid              $     .1242          $   .1437
   Net assets, end of period                 $ 3,790,335          $ 501,758
   Shares of beneficial interest outstanding,
    end of period                                400,621             50,567
   Number of shareholder accounts, end of period     114                 17

_____________________
+  Commencement of operations.
* Selected data for a share of beneficial interest outstanding throughout each period.
** Annualized.
#  Excludes administrative fee charged directly to shareholder accounts (see
    Note 4 to financial statements).


                See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                                March 31, 1998
                                   Unaudited

ASSETS
   Investments in securities, at value
    - identified cost $2,496,740                               $2,433,380
   Cash and cash equivalents                                    1,359,218
   Receivable for shares of beneficial interest sold                6,100
                                                                ---------
      Total assets                                              3,798,698
                                                                ---------
LIABILITIES
   Investment advisory fee payable                                  6,836
   Administrative fee payable                                       1,527
                                                                ---------
      Total liabilities                                             8,363
                                                                ---------
NET ASSETS                                                     $3,790,335
                                                                =========
NET ASSETS CONSIST OF:
   Accumulated net investment income (loss)
    - net of distributions $                                       (3,280)
   Accumulated net realized gain (loss)                            92,205
   Net unrealized appreciation (depreciation)                     (63,360)
   Paid-in capital applicable to 400,621 no par value
    shares of beneficial interest outstanding;
    unlimited number of shares authorized                       3,764,770
                                                                ---------
NET ASSETS                                                     $3,790,335
                                                                =========
NET ASSET VALUE PER SHARE                                      $     9.46
                                                                =========

                See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                                 March 31, 1998
                                   Unaudited

                                                     Shares           Value
Common Stocks - 64.2%
Computers and Technology - 18.2%
        Cisco Systems Inc.*                           2,000        $  136,750
        Intel Corp.                                   1,600           124,900
        Intergraph Corp.*                             3,000            25,406
        Micron Technology Inc.                        3,700           107,531
        Microsoft Corp.*                              1,800           161,100
        Sun Microsystems Inc.*                        3,240           135,169
Communications - 16.7%
        Associated Group Inc. - Class A*              4,440           170,940
        Lucent Technologies Inc.                      1,600           204,600
        Plantronics Inc.*                             2,000            81,875
        Scientific Atlanta Inc.                       9,000           176,063
Medical - 19.8%
        Amgen Inc.*                                   2,500           152,188
        Atlantic Pharmaceuticals Inc.*                3,000            19,500
        Interneuron Pharmaceuticals*                  5,100            53,231
        LCA-Vision Inc.*                              1,725             3,073
        Lifecore Biomedical Inc.*                     4,500           105,187
        Summit Technology Inc.*                      25,000           135,938
        Sunrise Technologies International Inc.*      7,000            49,219
        Vivus Inc.*                                   7,020            82,485
        Zonagen Inc.*                                 6,800           149,600
Transportation - 4.2%
        Noble International Ltd.*                    15,000           157,500
Restaurants - 3.1%
        Nathan's Famous Inc.*                        29,500           118,000
Other - 2.2%
        Harris & Harris Group Inc.*                  33,250            83,125
                                                                    ---------
	Total investments in securities
         - 64.2% of net assets (cost $2,496,740)                   $2,433,380
                                                                    =========

_____________________
* Non-income producing security

                See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                            STATEMENT OF OPERATIONS
                    For the Six Months Ended March 31, 1998
                                   Unaudited

Investment income
   Interest income                                              $ 25,382
   Dividend income                                                   193
                                                                  ------
      Total income                                                25,575
                                                                  ------
Expenses
   Investment advisory fee                                        25,668
                                                                  ------
      Net investment income (loss)                                   (93)
                                                                  ------
Realized and unrealized gain (loss)
   Net realized gain on securities                                92,205
   Change in net unrealized appreciation or
    depreciation on securities                                   (60,689)
                                                                  ------
      Net gain (loss) on investments                              31,516
                                                                  ------
Net increase in net assets resulting from operations            $ 31,423
                                                                  ======

                See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
       For the Six Months Ended March 31, 1998 (Unaudited), and For the Period June 17, 1997 (commencement of operations) to September 30, 1997

                                                Six Months
                                                  Ended
                                                 March 31,    June 17, 1997 to
                                                   1998         September 30,
                                                (Unaudited)         1997
Increase (Decrease) in Net Assets
   Operations
      Net investment income (loss)              $      (93)      $       (17)
      Net realized gain on securities               92,205                 0
      Change in net unrealized appreciation or
       depreciation on securities                  (60,689)           (2,671)
                                                 ---------         ---------
         Increase (decrease) in net assets
          resulting from operations                 31,423            (2,688)
                                                 ---------         ---------
   Distributions to shareholders from net
    investment income                               (3,170)                0
                                                 ---------         ---------
   Beneficial interest share transactions*
      Shares sold                                3,348,628           504,560
      Shares redeemed                              (91,474)             (114)
      Shares issued for reinvestment of
       distributions                                 3,170                 0
                                                 ---------         ---------
         Increase in net assets from share
          transactions                           3,260,324           504,446
                                                 ---------         ---------
         Total increase in net assets            3,288,577           501,758

Net assets
   Beginning of period                             501,758                 0
                                                 ---------         ---------
   End of period (including undistributed
    net investment income (loss) of $(3,280)
    and $(17), respectively)                    $3,790,335       $   501,758
                                                 =========         =========
* Share information
   Shares sold                                     359,825            50,579
   Shares redeemed                                 (10,130)              (12)
   Shares issued for reinvestment of
    distributions                                      359                 0
                                                 ---------         ---------
      Increase in shares outstanding               350,054            50,567
                                                 =========         =========

                See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                        NOTES TO FINANCIAL STATEMENTS
                                  Unaudited

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   A.  General Description

       Impact Management Investment Trust (the "Trust") was organized as a Massachusetts business trust on December 18, 1996. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Impact Management Growth Portfolio (the "Fund") is the initial Series of the Trust. The Trust commenced operations on June 17, 1997, with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Investment Advisor"), for cash in the amount of $100,000. The Trust commenced investing in securities on September 16, 1997.

       The Trust's fiscal year end is September 30th.

   B.  Security Valuation

       Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

   C.  Method of Reporting

       The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.

   D.  Federal Income Taxes

       No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all its taxable income to its shareholders.

Note 2.	INVESTMENT TRANSACTIONS

       Purchases and sales of investment securities during the period were $3,155,133 and $916,022, respectively. At March 31, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $2,496,740 and net unrealized depreciation aggregated $63,360, of which $149,630 related to appreciated investments and $212,990 to depreciated investments.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   Unaudited

Note 3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       The Trust has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 2.25% of the Fund's average daily net assets.
       The investment advisory fee, which may be voluntarily waived in whole or in part by the Investment Advisor, is paid on a monthly basis. Certain officers of the Trust and members of the Board of Trustees are also officers and directors of the Investment Advisor.

       Effective May 5, 1998, the investment advisory fee was reduced to an annual fee of 1.25% of the Fund's average daily net assets. Additionally, the Fund may now pay up to 1% of its average daily net assets per year for expenses incurred in the distribution and servicing of shares pursuant to Rule 12b-1 of the 1940 Act.

       A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission and a member of the National Association of Securities Dealers, Inc., earned brokerage fees on the Fund's purchases and sales of investment securities aggregating approximately $23,000 for the six months ended March 31, 1998.

Note 4.	ADMINISTRATIVE SERVICES

	The Trust has entered into an administrative services agreement with IMPACT Administrative Services, Inc. (the "Administrator"), a wholly-owned subsidiary of the Investment Advisor. Under the agreement, the Administrator provides administrative personnel and services necessary to operate the Fund and provides transfer agent and dividend disbursing agent services. The Administrator bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, the Administrator is paid a fee of $165.00 per account, per year. One twelfth of the annual fee paid to the Administrator is charged to shareholder accounts at each month end as a redemption of shares of beneficial interest. Total fees charged to shareholder accounts amounted to $6,188 for the six months ended March 31, 1998.